UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
 (Exact name of registrant as specified in charter)

1180 W. Swedesford Road, Suite 150
Berwyn PA 19312
 (Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn PA 19312
  (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2016

Item 1. Schedules of Investments.

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2016 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 91.6%
Common Stocks — 67.2%

Basic Materials — 1.5%
Chemicals — 1.5%
MPM Holdings Inc. (a)	34,576	$242,032
Platform Specialty Products Corp. (a)(b)	39,400	338,840
		580,872
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a)ƒ*^	109,444	0
Total Basic Materials (Cost $1,692,913)		580,872

Communications — 6.8%
Internet — 3.1%
30DC Inc. (a)	50,000	2,000
FTD Cos. Inc. (a)(b)	25,000	656,250
Yahoo! Inc. (a)	13,990	514,972
		1,173,222
Media — 1.7%
Tribune Media Co. Cl A **	17,340	664,989
Telecommunications — 2.0%
NII Holdings Inc. (a)(b)	89,529	495,095
Vodafone Group PLC - ADR ƒ	9,020	289,091
		784,186
Total Communications (Cost $3,676,474)		2,622,397

Consumer, Cyclical — 0.7%
Auto Parts & Equipment — 0.1%
Exide Technologies (a)*^	5,926	15,000
Distribution/Wholesale — 0.4%
Medion AG ƒ	8,011	154,922
Lodging — 0.0%
Trump Entertainment Resorts Inc. (a)*^	8,949	0
Trump Entertainment Resorts Inc. (a)*^	135	0
		0
Retail — 0.2%
Punch Taverns PLC (a)ƒ	60,336	81,241
Total Consumer, Cyclical (Cost $880,958)		251,163

Consumer, Non-cyclical — 25.3%
Beverages — 4.9%
Anheuser-Busch InBev NV - ADR (b)ƒ	7,680	957,389
PepsiCo Inc.	9,240	946,915
		1,904,304
Commercial Services — 4.9%
Hertz Global Holdings Inc. (a)	48,370	509,336
PayPal Holdings Inc. (a)(b)	18,950	731,470
Sotheby's (b)	24,820	663,439
		1,904,245
Food — 3.2%
Mondelez International Inc.**	30,240	1,213,229
Healthcare-Products — 0.1%
Synovis Life Technologies Inc. (a)^	43,000	20,760
Healthcare-Services — 1.2%
Brookdale Senior Living Inc. (a)	29,650	470,842
Pharmaceuticals — 11.0%
AbbVie Inc. (b)**	18,030	1,029,874
Celesio AG ƒ	11,796	338,923
GlaxoSmithKline PLC - ADR ƒ	13,850	561,618
INYX Inc. (a)●	167,850	520
Pfizer Inc. (b)**	49,060	1,454,138
Zoetis Inc.**	19,800	877,734
		4,262,807
Total Consumer, Non-cyclical (Cost $10,677,922)		9,776,187

Diversified — 0.0%
Holding Companies-Diversified — 0.0%
Stoneleigh Partners Acquisition Corp. (a)*^	400	0
Total Diversified (Cost $0)		0

Energy — 5.3%
Oil & Gas — 2.4%
Hess Corp. (b)	13,300	700,245
OGX Petroleo e Gas SA - SP-ADR (a)ƒ●	55,075	35,744
Southwestern Energy Co. (a)(b)	25,320	204,332
		940,321
Oil & Gas Services — 1.9%
Halliburton Co. (b)	20,000	714,400
Pipelines — 1.0%
The Williams Cos. Inc.	17,240	277,047
Energy Transfer Equity LP **	16,840	120,069
		397,116
Total Energy (Cost $3,055,040)		2,051,837

Financial — 5.4%
Insurance — 0.8%
Ambac Financial Group Inc. (a)**	20,100	317,580
Real Estate — 4.6%
CA Immobilien Anlagen AG ƒ	38,800	762,702
Conwert Immobilien Invest SE (a)ƒ	61,270	982,345
Safeway Casa Ley CVR (a)*^	47,000	10,575
Safeway Property Development Center LLC CVR (a)*^	47,000	10,575
		1,766,197
Total Financial (Cost $2,006,054)		2,083,777

Healthcare — 2.8%
Healthcare-Services — 2.8%
Diagnostic Services Holdings Inc. (a)^	10,221	1,089,206
Total Healthcare (Cost $735,000)		1,089,206

Industrial — 9.0%
Aerospace & Defense — 5.2%
API Technologies Corp. (a)	570,229	1,123,351
B/E Aerospace Inc.	12,600	581,112
Rolls-Royce Holdings PLC (a)ƒ	29,900	292,877
		1,997,340
Electronics — 2.6%
IEC Electronics Corp. (a)	229,144	1,031,148
Miscellaneous Manufacturing — 1.2%
Pentair PLC (b)ƒ	8,370	454,156
Total Industrial (Cost $3,712,724)		3,482,644

Technology — 6.8%
Computers — 0.0%
Computer Horizons Corp. (a)*^	65,000	0
Semiconductors — 2.8%
QUALCOMM Inc.	21,480	1,098,487
Software — 4.0%
Contra Softbrands Inc. (a)*^	5,000	0
Microsoft Corp.**	15,270	843,362
VMware Inc. (a)(b)	13,000	680,030
		1,523,392
Total Technology (Cost $2,737,430)		2,621,879

Utilities — 3.6%
Gas — 3.6%
AGL Resources Inc.	21,080	1,373,151
Total Utilities (Cost $1,289,565)		1,373,151

Escrow Shares - 0.0%
Exide Technologies (a)*^	1,777	0
Mirant Corp. (a)*^	20,000	0
Petrocorp Inc. (a)*^	200	0
Total Escrow Shares (Cost $1,687)		0
Total Common Stocks
(Cost $30,465,767)		25,933,113

Preferred Stocks — 2.3%

Energy — 0.1%
Oil & Gas — 0.1%
GeoMet Inc., 12.50% Convertible Series A ●	3	5
Southwestern Energy Co., 6.25% Convertible Series B	1,700	33,337
		33,342
Total Energy (Cost $85,022)		33,342

Financial — 0.6%
Insurance — 0.2%
MBIA Insurance Corp., 4.71% (a)*#^	10	80,000
Mortgage Agencies — 0.4%
Federal Home Loan Mortgage Corp., 0.00%, Series G (a)▲	3,000	11,400
Federal Home Loan Mortgage Corp., 0.00%, Series M (a)	9,500	35,150
Federal Home Loan Mortgage Corp., 0.00%, Series Q (a)▲	1,000	3,750
Federal Home Loan Mortgage Corp., 0.00%, Series S (a)▲●	25,000	99,125
Federal Home Loan Mortgage Corp., 5.00%, Series F (a)●	4,500	18,113
		167,538
Total Financial (Cost $1,051,290)		247,538

Healthcare — 1.6%
Healthcare-Services — 1.6%
Diagnostic Services Holdings Inc., 0.00% (a)*^	613	613,000
Total Healthcare (Cost $613,000)		613,000

Total Preferred Stocks
(Cost $1,749,312)		893,880

Structured Notes — 9.5%

Bank of America Corp. Structured Note, Expiration: 02/14/2017ƒ●	10,000	992,300
Ryanair Holdings PLC Structured Note, Expiration: 08/10/2016 ƒ●	22,040	895,838
The Swatch Group AG Structured Note, Expiration: 04/20/2016 ƒ●	3,950	855,380
Yahoo Japan Corp. Structured Note, Expiration: 05/31/2016 ƒ●	52,800	903,989
Total Structured Notes
(Cost $3,792,693)		3,647,507
	Par
	Value
Asset Backed Securities — 0.5%

AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 1.22%, 06/25/2030 ▲●	$8,965	7,940
Citigroup Mortgage Loan Trust Inc.
Class M3, Series 2005-OPT1, 1.14%, 02/25/2035 ▲●	216,377	170,199
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 0.68%, 04/15/2035 ▲●	22,068	18,730
		196,869
Total Asset Backed Securities
(Cost $216,742)		196,869

Convertible Bonds — 1.1%

Basic Materials — 0.0%
Mining — 0.0%
Talvivaara Mining Co. PLC, 4.00%, 12/16/2015 ƒ *+^	€12,900,000	0
Total Basic Materials (Cost $1,141,281)		0

Consumer, Cyclical — 0.2%
Auto Parts & Equipment — 0.2%
Exide Technologies, 7.00%, 04/30/2025 ●	$154,226	74,800
Total Consumer, Cyclical (Cost $147,218)		74,800

Financial — 0.9%
Banks — 0.9%
BNP Paribas Fortis SA, 1.77%, 12/29/2049 ƒ▲●	€500,000	358,325
Total Financial (Cost $555,027)		358,325
Total Convertible Bonds
(Cost $1,843,526)		433,125

Corporate Bonds — 10.3%

Consumer, Cyclical — 0.8%
Auto Parts & Equipment — 0.8%
Exide Technologies, 8.625%, 02/12/2018 *+^	$1,000,000	0
Exide Technologies, 11.00%, 04/30/2020 ●	407,375	321,826
		321,826
Total Consumer, Cyclical (Cost $390,538)		321,826

Energy — 8.0%
Oil & Gas — 8.0%
Gastar Exploration Inc., 8.625%, 05/15/2018 ●	1,000,000	640,000
Halcon Resources Corp., 12.00%, 02/15/2022 #●	390,000	259,350
Ithaca Energy Inc., 8.125%, 07/01/2019 ƒ#●	1,000,000	625,000
Kosmos Energy Ltd., 7.875%, 08/01/2021 ƒ#●	1,000,000	840,000
OGX Austria GMBH, 8.50%, 06/01/2018 ƒ*+●	3,500,000	35
Tullow Oil PLC, 6.00%, 11/01/2020 ƒ#●	1,000,000	720,000
Total Energy (Cost $4,208,607)		3,084,385

Financial — 1.5%
Diversified Financial Services — 1.0%
Hellas Telecommunications Luxembourg II SCA, 0.00%, 01/15/2015 ƒ*+#^	5,000,000	50,000
Lehman Brothers Holdings Inc., 4.55%, 07/08/2014 + ●	110,000	8,085
Lehman Brothers Holdings Inc., 5.32%, 02/17/2015 + ●	130,000	9,224
Lehman Brothers Holdings Inc., 5.50%, 02/27/2020 +●	100,000	7,095
Lehman Brothers Holdings Inc., 7.00%, 01/28/2020 + ▲●	100,000	7,095
Lehman Brothers Holdings Inc., 8.25%, 09/23/2020 + ▲●	100,000	7,095
Lehman Brothers Holdings Inc., 8.75%, 02/14/2023 + ▲●	200,000	14,190
Twin Reefs Pass-Through Trust, 0.00%, 12/29/2049* #^	1,000,000	290,000
		392,784
Insurance — 0.5%
Ambac Assurance Corp., 5.10%, 06/07/2020 +#^	221,329	187,782
Venture Capital — 0.0%
Infinity Capital Group, 7.00%, 12/31/2049* +^	25,000	0
Total Financial (Cost $821,676)		580,566
Total Corporate Bonds
(Cost $5,420,821)		3,986,777

Mortgage Backed Securities — 0.7%

GSR Mortgage Loan Trust
Class B2, Series 2005-5F, 5.75%, 06/25/2035 ●	628,584	260,260
Total Mortgage Backed Securities
(Cost $537,922)		260,260

Escrow Notes — 0.0%
NewPage Corp. (a)*^	300,000	0
Total Escrow Notes
(Cost $198,770)		0
Total Long-Term Investments
(Cost $44,225,553)		35,351,531

	Number
	of Contracts
	(100 Shares
	Per Contract)
Purchased Options — 0.1%

Call Options — 0.1%
Tenet Healthcare Corp., Expiration: May, 2016
Exercise Price: $35.00	400	18,000
Tenet Healthcare Corp., Expiration: May, 2016
Exercise Price: $45.00 ●	600	7,500
Total Call Options (Cost $224,400)		25,500
Put Options — 0.0%
CurrencyShares Euro Trust, Expiration: April, 2016
Exercise Price: $110.00	432	13,392
Total Put Options (Cost $217,944)		13,392
Total Purchased Options
(Cost $442,344)		38,892

	Number	Fair
	of Shares	Value
Investments Purchased with Proceeds from Securities Lending — 13.9%

Money Market Funds — 13.9%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.53% (c)(d)	5,356,892	5,356,892
Total Investments Purchased with Proceeds from Securities Lending
(Cost $5,356,892)		5,356,892

Total Investments
(Cost $50,024,789) — 105.6%		40,747,315
Liabilities in Excess of Other Assets, Net (5.6)%		(2,139,962)
Total Net Assets — 100.0%		$38,607,353

Schedule of Securities Sold Short (a)
Common Stocks

Alibaba Group Holding Ltd. - ADR ƒ	6,634	524,285
Yahoo Japan Corp. ƒ	13,700	58,308
Total Common Stocks		582,593
Total Securities Sold Short (Proceeds $609,732)		$582,593

	Number
	of Contracts
	(100 Shares
	Per Contract)
Written Options

Call Options
Anheuser-Busch InBev NV - ADR, Expiration: April, 2016
Exercise Price: $130.00	76	3,040
B/E Aerospace Inc., Expiration: April, 2016
Exercise Price: $50.00 ●	63	1,260
CurrencyShares Euro Trust, Expiration: April, 2016
Exercise Price: $110.00	432	69,552
FTD Cos. Inc., Expiration: April, 2016
Exercise Price: $25.00 ●	250	38,125
Hess Corp., Expiration: April, 2016
Exercise Price: $59.00 ●	66	1,353
Microsoft Corp., Expiration: April, 2016
Exercise Price: $57.00	152	2,584
PayPal Holdings Inc., Expiration: April, 2016
Exercise Price: $44.00	94	564
Pentair PLC, Expiration: April, 2016
Exercise Price: $55.00 ●	41	3,587
Tenet Healthcare Corp., Expiration: May, 2016
Exercise Price: $55.00 ●	1,000	7,500
VMware Inc., Expiration: April, 2016
Exercise Price: $57.00 ●	65	488
Vodafone Group PLC - ADR, Expiration: April, 2016
Exercise Price: $33.00	90	1,530
Total Call Options (Premiums Received $132,233)		129,583
Total Written Options (Premiums Received $132,233)		$129,583

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
€	- Euro
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan. The total market value of securities on loan was $5,243,746. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
(c)	Rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
ƒ	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $1,069,185, representing 2.8% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short or written options.
+	Defaulted bonds.
#	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $2,366,898 representing 6.1% of net assets and Level 3 securities.

Schedule of Investments

Quaker Global Tactical Allocation Fund
March 31, 2016 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 93.5%
Common Stocks — 91.5%

Communications — 23.5%
Internet — 20.9%
58.com Inc. - ADR (Cayman Islands) (a)(b)	1,625	$90,431
Alibaba Group Holding Ltd. - ADR (Cayman Islands) (a)(b)	1,470	116,174
Alphabet Inc. Cl A (a)	303	231,159
Alphabet Inc. Cl C (a)(b)	313	233,169
Amazon.com Inc. (a)	601	356,778
Ctrip.com International Ltd. - ADR (Cayman Islands) (a)(b)	4,218	186,689
Expedia Inc. (b)	860	92,725
Facebook Inc. Cl A (a)	2,998	342,072
JD.com Inc. - ADR (Cayman Islands) (a)(b)	3,470	91,955
Netflix Inc. (a)(b)	702	71,765
Wayfair Inc. (a)(b)	3,045	131,605
		1,944,522
Media — 2.6%
Liberty Global PLC - LiLAC Cl C (United Kingdom) (a)(b)	199	7,538
Liberty Global PLC - Series C (United Kingdom) (a)	3,115	116,999
Time Warner Inc.	1,585	114,992
		239,529
Sub-Total Communications — Foreign (Cost $592,375)		609,786
Sub-Total Communications — United States (Cost $1,491,382)		1,574,265
Total Communications (Cost $2,083,757)		2,184,051

Consumer, Cyclical — 18.8%
Airlines — 3.3%
American Airlines Group Inc.	3,327	136,424
AMR Corp. Escrow (a) *^	7,600	13,756
Delta Air Lines Inc.	3,312	161,228
		311,408
Apparel — 4.4%
Adidas AG - ADR (Germany)	340	19,853
NIKE Inc. (b)	4,482	275,508
Under Armour Inc. (a)(b)	1,355	114,945
		410,306
Auto Manufacturers — 1.5%
Bayerische Motoren Werke AG - ADR (Germany)	4,590	140,362
Tata Motors Ltd. - ADR (India) (a)	130	3,790
		144,152
Distribution & Wholesale — 0.5%
HD Supply Holdings Inc. (a)	1,390	45,967
Leisure Time — 0.9%
Norwegian Cruise Line Holdings Ltd. (Bermuda) (a)	1,450	80,170
Retail — 8.2%
McDonald's Corp.	1,315	165,269
Starbucks Corp. (b)	3,850	229,845
The TJX Cos. Inc. (b)	2,365	185,298
Ulta Salon Cosmetics & Fragrance Inc. (a)(b)	915	177,272
		757,684
Sub-Total Consumer, Cyclical — Foreign (Cost $247,239)		244,175
Sub-Total Consumer, Cyclical — United States (Cost $1,416,364)		1,505,512
Total Consumer, Cyclical (Cost $1,663,603)		1,749,687

Consumer, Non-cyclical — 24.9%
Beverages — 1.2%
Anheuser-Busch InBev NV - ADR (Belgium)(b)	930	115,934
Biotechnology — 6.8%
Amgen Inc.	1,246	186,813
Biogen Inc. (a)	455	118,445
BioMarin Pharmaceutical Inc. (a)	835	68,871
Gilead Sciences Inc. (b)	2,340	214,952
Vertex Pharmaceuticals Inc. (a)	555	44,117
		633,198
Commercial Services — 3.2%
FleetCor Technologies Inc. (a)	565	84,044
PayPal Holdings Inc. (a)	2,250	86,850
Sabre Corp.	4,415	127,682
		298,576
Cosmetics & Personal Care— 1.0%
Unilever NV (Netherlands)	2,060	92,041
Food — 1.0%
Mondelez International Inc.	2,255	90,471
Healthcare-Products — 1.3%
Intuitive Surgical Inc. (a)	195	117,205
Household Products & Wares — 1.0%
Avery Dennison Corp.	1,290	93,022
Pharmaceuticals — 9.4%
AbbVie Inc. (b)	3,161	180,556
Allergan PLC (Ireland) (a)	425	113,913
Bristol-Myers Squibb Co. (b)	3,355	214,317
Eli Lilly & Co.	2,591	186,578
Roche Holdings AG - ADR (Switzerland)	5,785	177,166
		872,530
Sub-Total Consumer, Non-cyclical — Foreign (Cost $524,816)		499,054
Sub-Total Consumer, Non-cyclical — United States (Cost $1,868,836)		1,813,923
Total Consumer, Non-cyclical (Cost $2,393,652)		2,312,977

Energy — 0.7%
Oil & Gas — 0.7%
Anadarko Petroleum Corp. (b)	375	17,464
Occidental Petroleum Corp. (b)	662	45,301
		62,765
Sub-Total Energy — United States (Cost $63,930)		62,765
Total Energy (Cost $63,930)		62,765

Financial — 11.2%
Banks — 2.0%
Bank of America Corp.	5,160	69,763
JPMorgan Chase & Co.	1,950	115,479
		185,242
Diversified Financial Services — 7.5%
Ellie Mae Inc. (a)	1,350	122,364
Mastercard Inc. Cl A	3,010	284,445
Visa Inc. Cl A (b)	3,848	294,295
		701,104
Insurance — 1.7%
Chubb Ltd. (Switzerland) (b)	1,320	157,278
Sub-Total Financial — Foreign (Cost $145,496)		157,278
Sub-Total Financial — United States (Cost $803,897)		886,346
Total Financial (Cost $949,393)		1,043,624

Industrial — 0.9%
Electronics — 0.9%
Honeywell International Inc. (b)	745	83,477
Sub-Total Industrial — United States (Cost $76,951)		83,477
Total Industrial (Cost $76,951)		83,477

Technology — 11.5%
Semiconductors — 0.7%
Applied Materials Inc.	3,020	63,963
Software — 10.8%
Activision Blizzard Inc.	2,125	71,910
Adobe Systems Inc. (a)	3,725	349,405
Intuit Inc. (b)	690	71,767
Microsoft Corp.	3,400	187,782
NetEase Inc. - ADR (Cayman Islands)	315	45,228
salesforce.com Inc. (a)(b)	1,830	135,109
Workday Inc. (a)(b)	1,855	142,538
		1,003,739
Sub-Total Technology — Foreign (Cost $46,876)		45,228
Sub-Total Technology — United States (Cost $952,401)		1,022,474
Total Technology (Cost $999,277)		1,067,702
Total Common Stocks
(Cost $8,230,563)		8,504,283

Exchange Traded Funds — 2.0%

ProShares UltraShort Euro (a)	3,810	88,354
WisdomTree Europe Hedged Equity Fund	1,805	93,715
		182,069
Sub-Total Exchange-Traded Funds — United States (Cost $197,060)		182,069
Total Exchange Traded Funds
(Cost $197,060)		182,069
Total Long-Term Investments
(Cost $8,427,623)		8,686,352

Investments Purchased with Proceeds from Securities Lending — 37.5%

Money Market Funds — 37.5%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.53% (c)(d)	3,482,861	3,482,861
Total Investments Purchased with Proceeds from Securities Lending
(Cost $3,482,861)		3,482,861
Total Investments
(Cost $11,910,484) — 131.0%		12,169,213
Liabilities in Excess of Other Assets, Net (31.0)%		(2,879,921)
Total Net Assets — 100.0%		$9,289,292

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $3,403,865. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
*	Indicates an illiquid security. Total market value for illiquid securities is $13,756, representing
0.1% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $13,756, representing
0.1% of net assets and Level 3 securities.

Schedule of Investments

Quaker Mid-Cap Value Fund
March 31, 2016 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 95.3%
Common Stocks — 81.2%

Basic Materials — 3.6%
Chemicals — 0.5%
Axiall Corp.	1,598	$34,900
Iron & Steel — 2.3%
Reliance Steel & Aluminum Co.	2,373	164,188
Mining — 0.8%
Freeport-McMoRan Inc. (b)	5,635	58,266
Total Basic Materials (Cost $269,005)		257,354

Communications — 1.7%
Internet — 1.7%
F5 Networks Inc. (a)	1,129	119,505
Total Communications (Cost $127,995)		119,505

Consumer, Cyclical — 16.8%
Apparel — 1.5%
Ralph Lauren Corp.	1,106	106,463
Auto Manufacturers — 1.5%
PACCAR Inc. (b)	1,949	106,591
Home Furnishings — 4.5%
Harman International Industries Inc.	1,746	155,464
Whirlpool Corp. (b)	903	162,847
		318,311
Leisure Time — 3.4%
Brunswick Corp.	1,422	68,227
Norwegian Cruise Line Holdings Ltd. (a) f	1,365	75,471
Polaris Industries Inc. (b)	975	96,018
		239,716
Retail — 3.1%
Best Buy Co. Inc. (b)	4,450	144,358
Nordstrom Inc. (b)	1,264	72,313
		216,671
Textiles — 1.0%
Mohawk Industries Inc. (a)(b)	373	71,206
Toys/Games/Hobbies — 1.8%
Hasbro Inc.	1,637	131,124
Total Consumer, Cyclical (Cost $1,175,487)		1,190,082

Consumer, Non-cyclical — 5.1%
Food — 1.8%
Ingredion Inc. (b)	1,165	124,410
Healthcare-Products — 1.5%
Zimmer Biomet Holdings Inc. (b)	975	103,964
Healthcare-Services — 0.9%
Brookdale Senior Living Inc. (a)	4,187	66,490
Pharmaceuticals — 0.9%
Mylan NV (a)(b) f	1,389	64,380
Total Consumer, Non-cyclical (Cost $375,748)		359,244

Energy — 5.2%
Oil & Gas — 5.2%
Concho Resources Inc. (a)(b)	1,610	162,674
Diamond Offshore Drilling Inc.	2,567	55,781
Helmerich & Payne Inc. (b)	2,535	148,855
		367,310
Total Energy (Cost $399,638)		367,310

Financial — 16.0%
Banks — 8.4%
Citizens Financial Group Inc.	5,022	105,211
Huntington Bancshares Inc.	15,020	143,291
PacWest Bancorp	2,481	92,169
Regions Financial Corp.	14,977	117,569
Zions Bancorporation (b)	5,742	139,014
		597,254
Diversified Financial Services — 1.4%
Invesco Ltd. f	3,174	97,664

Insurance — 6.2%
Lincoln National Corp.	2,834	111,093
Reinsurance Group of America Inc. Cl A	2,016	194,040
Torchmark Corp.	2,548	138,000
		443,133
Total Financial (Cost $1,028,690)		1,138,051

Industrial — 12.4%
Aerospace & Defense — 0.9%
Teledyne Technologies Inc. (a)	738	65,047
Electronics — 2.2%
Woodward Inc. (b)	3,035	157,881
Hand & Machine Tools — 1.2%
Regal-Beloit Corp.	1,364	86,055
Machinery-Diversified — 4.6%
AGCO Corp. (b)	2,378	118,186
Middleby Corp. (a)	727	77,622
Roper Technologies Inc.	726	132,691
		328,499
Miscellaneous Manufacturing — 1.5%
Carlisle Cos. Inc.	1,054	104,873
Transportation — 2.0%
Old Dominion Freight Line Inc. (a)(b)	2,018	140,493
Total Industrial (Cost $747,578)		882,848

Technology — 11.6%
Computers — 6.0%
Cadence Design Systems Inc. (a)(b)	5,994	141,338
MAXIMUS Inc. (b)	2,411	126,915
NetApp Inc.	3,603	98,326
Western Digital Corp. (b)	1,366	64,530
		431,109
Semiconductors — 5.6%
NVIDIA Corp. (b)	2,175	77,495
ON Semiconductor Corp. (a)	16,713	160,278
Teradyne Inc.	7,350	158,687
		396,460
Total Technology (Cost $804,599)		827,569

Utilities — 8.8%
Electric — 4.7%
DTE Energy Co.	1,790	162,282
Xcel Energy Inc.	4,033	168,660
		330,942
Gas — 4.1%
CenterPoint Energy Inc. (b)	5,453	114,077
UGI Corp. (b)	4,484	180,660
		294,737
Total Utilities (Cost $475,264)		625,679
Total Common Stocks
(Cost $5,404,004)		5,767,642

Real Estate Investment Trusts — 14.1%
Alexandria Real Estate Equities Inc.	1,529	138,971
AvalonBay Communities Inc. (b)	373	70,945
Brixmor Property Group Inc.	3,868	99,098
Camden Property Trust (b)	1,261	106,038
Corporate Office Properties Trust	6,256	164,157
DDR Corp. (b)	6,748	120,047
Duke Realty Corp.	3,532	79,611
Mid-America Apartment Communities Inc. (b)	1,422	145,343
Ventas Inc. (b)	1,245	78,385
		1,002,595
Total Real Estate Investment Trusts
(Cost $892,387)		1,002,595
Total Long-Term Investments
(Cost $6,296,391)		6,770,237

Investments Purchased with Proceeds from Securities Lending — 39.5%

Money Market Funds — 39.5%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.53% (c)(d)	2,807,029	2,807,029
Total Investments Purchased with Proceeds from Securities Lending
(Cost $2,807,029)		2,807,029

Total Investments
(Cost $9,103,420)		9,577,266
Liabilities in Excess of Other Assets, Net (34.8)%		(2,470,476)
Total Net Assets — 100.0%		$7,106,790

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $2,748,186. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2016 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 99.1%
Common Stocks — 90.1%

Basic Materials — 5.0%
Chemicals — 1.0%
Cabot Corp.	857	$41,418
Kraton Performance Polymers Inc. (a)	15,543	268,894
OMNOVA Solutions Inc. (a)	5,850	32,526
		342,838
Forest Products & Paper — 2.4%
Clearwater Paper Corp. (a)	1,537	74,560
Domtar Corp.	11,342	459,351
Mercer International Inc.	25,409	240,115
Schweitzer-Mauduit International Inc.	852	26,821
		800,847
Mining — 1.6%
Kaiser Aluminum Corp.	5,350	452,289
Nevsun Resources Ltd. f	25,770	83,495
		535,784
Total Basic Materials (Cost $1,762,512)		1,679,469

Communications — 9.0%
Internet — 5.5%
AVG Technologies NV (a) f	8,927	185,235
ChannelAdvisor Corp. (a)	2,237	25,166
DHI Group Inc. (a)	14,922	120,421
IAC/InterActiveCorp.	5,807	273,394
magicJack VocalTec Ltd. (a)(b) f	9,340	61,270
RetailMeNot Inc. (a)	20,649	165,398
Shutterfly Inc. (a)	7,486	347,126
Travelzoo, Inc. (a)	14,572	118,325
United Online Inc. (a)	4,270	49,276
Web.com Group Inc. (a)	22,860	453,085
XO Group Inc. (a)	2,127	34,138
		1,832,834
Media — 0.6%
MSG Networks Inc. (a)	10,943	189,205
Telecommunications — 2.9%
Black Box Corp.	4,001	53,893
EarthLink Holdings Corp.	60,878	345,178
Extreme Networks Inc. (a)	47,042	146,301
FairPoint Communications Inc. (a)(b)	7,000	104,160
General Communication Inc. (a)	2,700	49,464
Inteliquent Inc.	1,397	22,422
NeuStar Inc. (a)(b)	10,970	269,862
		991,280
Total Communications (Cost $3,283,745)		3,013,319

Consumer, Cyclical — 17.7%
Airlines — 3.4%
Alaska Air Group Inc.	5,699	467,432
Hawaiian Holdings Inc. (a)(b)	8,573	404,560
JetBlue Airways Corp. (a)	8,528	180,111
SkyWest Inc.	3,980	79,560
		1,131,663
Auto Manufacturers — 1.3%
Wabash National Corp. (a)(b)	33,494	442,121
Auto Parts & Equipment — 4.9%
Cooper Tire & Rubber Co.	10,772	398,780
Dana Holding Corp. (b)	11,157	157,202
The Goodyear Tire & Rubber Co. (b)	6,807	224,495
Lear Corp.	2,420	269,031
Meritor Inc. (a)(b)	6,774	54,598
Tenneco Inc. (a)(b)	1,728	89,009
Tower International Inc.	10,378	282,282
Visteon Corp. (b)	2,017	160,533
		1,635,930
Home Builders — 0.3%
NVR Inc. (a)(b)	60	103,944
Home Furnishings — 1.0%
Ethan Allen Interiors Inc. (b)	7,772	247,305
La-Z-Boy Inc.	2,812	75,193
		322,498
Office Furnishings — 0.3%
Herman Miller Inc.	2,938	90,755
Retail — 6.5%
Abercrombie & Fitch Co. (b)	7,142	225,259
American Eagle Outfitters Inc. (b)	1,670	27,839
Big Lots Inc. (b)	3,521	159,466
Bloomin' Brands Inc.	4,261	71,883
Bravo Brio Restaurant Group Inc. (a)	19,921	154,388
Cash America International Inc. (b)	10,439	403,363
Chico's FAS Inc. (b)	13,962	185,276
The Children's Place Inc. (b)	343	28,630
Express Inc. (a)(b)	21,826	467,295
Francesca's Holdings Corp. (a)(b)	6,531	125,134
Movado Group Inc.	9,027	248,513
Potbelly Corp. (a)	7,127	96,998
		2,194,044
Total Consumer, Cyclical (Cost $4,925,570)		5,920,955

Consumer, Non-cyclical — 20.8%
Beverages — 0.3%
Cott Corp. f	6,084	84,507
Biotechnology — 6.8%
Acorda Therapeutics Inc. (a)(b)	15,786	417,540
Aegerion Pharmaceuticals Inc. (a)(b)	38,227	141,440
Emergent BioSolutions Inc. (a)	12,748	463,390
Five Prime Therapeutics Inc. (a)	2,004	81,422
Geron Corp. (a)(b)	27,301	79,719
Lexicon Pharmaceuticals Inc. (a)(b)	4,474	53,464
Ligand Pharmaceuticals Inc. (a)(b)	4,062	435,000
Myriad Genetics Inc. (a)(b)	2,500	93,575
Repligen Corp. (a)	6,295	168,832
United Therapeutics Corp. (a)	3,066	341,644
		2,276,026
Commercial Services — 5.3%
Aaron's Inc.	7,193	180,544
American Public Education Inc. (a)	2,868	59,167
The Brink's Co.	7,271	244,233
Capella Education Co. (b)	738	38,849
Colliers International Group Inc. f	4,600	174,156
Ennis Inc.	5,203	101,719
INC Research Holdings Inc. (a)	1,239	51,059
Insperity Inc.	2,563	132,584
K12 Inc. (a)	3,370	33,329
Medifast Inc.	3,500	105,665
Net 1 UEPS Technologies Inc. (a)	15,860	145,912
Quanta Services Inc. (a)	6,489	146,392
Strayer Education Inc. (a)	1,764	85,995
TrueBlue Inc. (a)	9,468	247,588
		1,747,192
Cosmetics & Personal Care — 0.2%
Avon Products Inc.	14,444	69,476
Food — 1.4%
Dean Foods Co. (b)	21,473	371,912
Sanderson Farms Inc. (b)	356	32,104
SpartanNash Co.	2,100	63,651
		467,667
Healthcare-Products — 2.1%
Genomic Health Inc. (a)	1,550	38,393
Masimo Corp. (a)	8,386	350,870
Orthofix International NV (a) f	7,680	318,874
		708,137
Healthcare-Services — 1.0%
Air Methods Corp. (a)(b)	3,150	114,093
Amedisys Inc. (a)(b)	4,435	214,388
		328,481
Household Products & Wares — 0.3%
Central Garden & Pet Corp. (a)	6,600	107,514
Pharmaceuticals — 3.4%
Anika Therapeutics Inc. (a)	1,901	85,013
Enanta Pharmaceuticals Inc. (a)(b)	6,199	182,065
Herbalife Ltd. (a)(b) f	749	46,108
Omega Protein Corp. (a)	10,675	180,834
Owens & Minor Inc. (b)	10,698	432,413
Recro Pharma Inc. (a)(b)	4,565	27,253
SciClone Pharmaceuticals Inc. (a)	16,989	186,879
		1,140,565
Total Consumer, Non-cyclical (Cost $6,975,250)		6,929,565

Energy — 2.6%
Oil & Gas — 2.6%
Atwood Oceanics Inc. (b)	41,511	380,656
Ensco PLC (b) f	17,814	184,731
Rowan Companies PLC (b) f	18,993	305,787
		871,174
Total Energy (Cost $1,169,745)		871,174

Financial — 14.2%
Banks — 1.3%
First NBC Bank Holding Co. (a)	2,355	48,489
Great Western Bancorp Inc.	8,946	243,957
Huntington Bancshares Inc.	5,331	50,858
Walker & Dunlop Inc. (a)	3,776	91,644
		434,948
Diversified Financial Services — 1.9%
Altisource Portfolio Solutions SA (a)(b) f	8,980	216,867
Encore Capital Group Inc. (a)(b)	1,930	49,678
Evercore Partners Inc.	2,943	152,300
Federal Agricultural Mortgage Corp.	5,757	217,212
		636,057
Insurance — 8.2%
Aspen Insurance Holdings Ltd. (b) f	8,668	413,464
Assured Guaranty Ltd. f	16,880	427,064
Everest Re Group Ltd. f	2,116	417,762
Federated National Holding Co.	1,961	38,553
Genworth Financial Inc. (a)	42,862	117,013
HCI Group Inc. (b)	5,412	180,220
MGIC Investment Corp. (a)	18,524	142,079
Old Republic International Corp.	5,040	92,131
Reinsurance Group of America Inc. Cl A	4,548	437,745
United Insurance Holdings Corp.	2,309	44,356
Validus Holdings Ltd. f	9,033	426,267
		2,736,654
Real Estate — 0.6%
FirstService Corp. (b) f	1,408	57,643
Jones Lang LaSalle Inc.	1,005	117,907
RE/MAX Holdings Inc.	717	24,593
		200,143
Savings & Loans — 2.2%
Banc of California Inc. (b)	15,720	275,100
Flagstar Bancorp Inc. (a)	18,862	404,779
United Community Financial Corp.	10,630	62,398
		742,277
Total Financial (Cost $4,378,648)		4,750,079

Industrial — 9.4%
Aerospace & Defense — 0.7%
Spirit AeroSystems Holdings Inc. (a)	5,385	244,264
Building Materials — 0.4%
Owens Corning	2,498	118,106
Electrical Components & Equipment — 0.5%
Advanced Energy Industries Inc. (a)	3,236	112,580
General Cable Corp. (b)	4,470	54,579
		167,159
Electronics — 2.3%
Flextronics International Ltd. (a) f	12,831	154,742
Orbotech Ltd. (a) f	14,538	345,714
Sanmina Corp. (a)	4,188	97,915
ZAGG Inc. (a)(b)	19,639	176,947
		775,318
Engineering & Construction — 3.6%
Aegion Corp. (a)	21,117	445,358
Argan Inc.	3,028	106,464
Comfort Systems U.S.A. Inc.	5,900	187,443
EMCOR Group Inc. (b)	7,820	380,052
MYR Group Inc. (a)	3,508	88,086
		1,207,403
Shipbuilding — 1.2%
Huntington Ingalls Industries Inc.	2,997	410,409
Transportation — 0.7%
Atlas Air Worldwide Holdings Inc. (a)	2,244	94,854
DHT Holdings Inc. f	21,379	123,143
		217,997
Total Industrial (Cost $2,485,515)		3,140,656

Technology — 7.1%
Computers — 2.6%
Brocade Communications Systems Inc.	7,221	76,398
Cadence Design Systems Inc. (a)(b)	18,823	443,846
Convergys Corp. (b)	2,163	60,067
Insight Enterprises Inc. (a)(b)	7,922	226,886
Teradata Corp. (a)	1,377	36,132
		843,329
Semiconductors — 0.9%
Alpha & Omega Semiconductor Ltd. (a) f	9,959	118,014
ON Semiconductor Corp. (a)(b)	2,850	27,332
Teradyne Inc.	7,190	155,232
		300,578
Software — 3.6%
Aspen Technology Inc. (a)	12,213	441,256
MicroStrategy Inc. (a)	620	111,426
Progress Software Corp. (a)	8,340	201,161
Take-Two Interactive Software Inc. (a)(b)	11,995	451,852
		1,205,695
Total Technology (Cost $2,168,994)		2,349,602

Utilities — 4.3%
Electric — 2.8%
CMS Energy Corp. (b)	2,301	97,655
NRG Energy Inc. (b)	11,511	149,758
Portland General Electric Co. (b)	9,222	364,177
Talen Energy Corp. (a)	36,262	326,358
		937,948
Gas — 1.5%
Southwest Gas Corp.	1,022	67,299
UGI Corp. (b)	10,767	433,802
		501,101
Total Utilities (Cost $1,235,779)		1,439,049
Total Common Stocks
(Cost $28,385,758)		30,093,868

Real Estate Investment Trusts — 8.5%
Ashford Hospitality Trust Inc.	67,025	427,619
CBL & Associates Properties Inc.	26,670	317,373
Hersha Hospitality Trust	19,516	416,471
Hospitality Properties Trust	15,000	398,400
Mack-Cali Realty Corp. (b)	16,099	378,327
National Storage Affiliates Trust	12,382	262,498
Ryman Hospitality Properties Inc. (b)	5,745	295,753
Summit Hotel Properties Inc.	22,671	271,372
Xenia Hotels & Resorts Inc.	5,022	78,444
		2,846,257
Total Real Estate Investment Trusts
(Cost $3,023,296)		2,846,257

Closed End Mutual Funds — 0.5%

THL Credit Inc.	15,733	170,388
Total Closed End Mutual Funds
(Cost $194,488)		170,388
Total Long-Term Investments
(Cost $31,603,542)		33,110,513

Investments Purchased with Proceeds from Securities Lending — 28.5%

Money Market Funds — 28.5%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.53% (c)(d)	9,515,458	9,515,458
Total Investments Purchased with Proceeds from Securities Lending
(Cost $9,515,458)		9,515,458
Total Investments
(Cost $41,119,000) — 127.6%		42,625,971
Liabilities in Excess of Other Assets, Net (27.6)%		(9,203,137)
Total Net Assets — 100.0%		$33,422,834

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $9,330,132. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

Schedule of Investments

Quaker Strategic Growth Fund
March 31, 2016 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 91.8%
Common Stocks — 89.8%

Communications — 22.2%
Internet — 20.9%
58.com Inc. - ADR (a)(b) f	16,195	$901,252
Alibaba Group Holding Ltd. - ADR (a)(b) f	14,630	1,156,209
Alphabet Inc. Cl A (a)	3,080	2,349,732
Alphabet Inc. Cl C (a)(b)	3,163	2,356,277
Amazon.com Inc. (a)	5,912	3,509,599
Ctrip.com International Ltd. - ADR (a)(b) f	41,588	1,840,685
Expedia Inc.	8,510	917,548
Facebook Inc. Cl A (a)	29,850	3,405,885
JD.com, Inc. - ADR (a)(b) f	34,590	916,635
Netflix Inc. (a)(b)	7,077	723,482
Wayfair Inc. (a)(b)	30,300	1,309,566
		19,386,870
Media — 1.3%
Time Warner Inc.	15,915	1,154,633
Total Communications (Cost $19,314,243)		20,541,503

Consumer, Cyclical — 17.3%
Airlines — 3.6%
American Airlines Group Inc.	33,178	1,360,630
AMR Corp. Escrow (a)*^	211,235	382,335
Delta Air Lines Inc. (b)	33,023	1,607,560
		3,350,525
Apparel — 4.2%
NIKE Inc. (b)	44,794	2,753,487
Under Armour Inc. (a)(b)	13,470	1,142,660
		3,896,147
Distribution & Wholesale — 0.5%
HD Supply Holdings Inc. (a)	13,820	457,028
Leisure Time — 0.9%
Norwegian Cruise Line Holdings Ltd. (a) f	14,770	816,633
Retail — 8.1%
McDonald's Corp.	13,035	1,638,239
Starbucks Corp. (b)	38,345	2,289,196
The TJX Cos. Inc. (b)	23,610	1,849,843
Ulta Salon Cosmetics & Fragrance Inc. (a)	9,175	1,777,565
		7,554,843
Total Consumer, Cyclical (Cost $14,561,995)		16,075,176

Consumer, Non-cyclical — 25.0%
Beverages — 1.2%
Anheuser-Busch InBev NV - ADR (b) f	9,255	1,153,728
Biotechnology — 6.8%
Amgen Inc.	12,380	1,856,133
Biogen Inc. (a)	4,524	1,177,688
BioMarin Pharmaceutical Inc. (a)(b)	8,330	687,058
Gilead Sciences Inc. (b)	23,438	2,153,015
Vertex Pharmaceuticals Inc. (a)	5,558	441,805
		6,315,699
Commercial Services — 3.2%
FleetCor Technologies Inc. (a)	5,610	834,488
PayPal Holdings Inc. (a)(b)	22,305	860,973
Sabre Corp.	44,245	1,279,565
		2,975,026
Cosmetics & Personal Care— 1.0%
Unilever NV f	21,295	951,461
Food — 1.0%
Mondelez International Inc.	22,575	905,709
Healthcare-Products — 1.3%
Intuitive Surgical Inc. (a)	1,920	1,154,016
Household Products & Wares — 1.0%
Avery Dennison Corp.	13,055	941,396
Pharmaceuticals — 9.5%
AbbVie Inc.	31,908	1,822,585
Allergan PLC (a) f	4,241	1,136,715
Bristol-Myers Squibb Co.	33,596	2,146,113
Eli Lilly & Co.	25,776	1,856,130
Roche Holdings AG - ADR f	58,415	1,788,959
		8,750,502
Total Consumer, Non-cyclical (Cost $24,200,401)		23,147,537

Energy — 0.7%
Oil & Gas — 0.7%
Anadarko Petroleum Corp.	3,765	175,336
Occidental Petroleum Corp. (b)	6,526	446,574
		621,910
Total Energy (Cost $633,629)		621,910

Financial — 12.2%
Banks — 2.0%
Bank of America Corp.	51,560	697,091
JPMorgan Chase & Co.	19,326	1,144,486
		1,841,577
Diversified Financial Services — 7.6%
Ellie Mae Inc. (a)	13,455	1,219,561
Mastercard Inc. Cl A	30,095	2,843,978
Visa Inc. Cl A (b)	38,590	2,951,363
		7,014,902
Insurance — 2.6%
Chubb Ltd. (b) f	13,370	1,593,035
Marsh & McLennan Cos. Inc.	13,543	823,279
		2,416,314
Total Financial (Cost $10,139,227)		11,272,793

Industrial — 0.9%
Electronics — 0.9%
Honeywell International Inc. (b)	7,470	837,014
Total Industrial (Cost $788,495)		837,014

Technology — 11.5%
Semiconductors — 0.7%
Applied Materials Inc.	30,010	635,612
Software — 10.8%
Activision Blizzard Inc. (b)	21,325	721,638
Adobe Systems Inc. (a)	37,199	3,489,266
Intuit Inc. (b)	6,800	707,268
Microsoft Corp.	34,085	1,882,515
NetEase Inc. - ADR f	3,145	451,559
salesforce.com Inc. (a)(b)	18,285	1,349,982
Workday Inc. (a)(b)	18,455	1,418,082
		10,020,310
Total Technology (Cost $9,776,416)		10,655,922
Total Common Stocks
(Cost $79,414,406)		83,151,855

Exchange Traded Funds — 2.0%

SPDR S&P 500 ETF Trust	9,010	1,852,096
Total Exchange Traded Funds
(Cost $1,848,245)		1,852,096
Total Long-Term Investments
(Cost $81,262,651)		85,003,951

Investments Purchased with Proceeds from Securities Lending — 31.7%

Money Market Funds — 31.7%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.53% (c)(d)	29,408,994	29,408,994
Total Investments Purchased with Proceeds from Securities Lending
(Cost $29,408,994)		29,408,994
Total Investments
(Cost $110,671,645) — 123.5%		114,412,945
Liabilities in Excess of Other Assets, Net (23.5)%		(21,797,709)
Total Net Assets — 100.0%		$92,615,236

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $28,716,491. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $382,335, representing 0.4% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $382,335, representing
0.4.% of net assets and Level 3 securities.

The cost basis of investments for federal income tax purposes at March 31, 2016 for the Quaker Funds were as follows+:

				Net Unrealized
		Gross	Gross	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Event Arbitrage	50,024,789	1,401,367	(10,678,841)	(9,277,474)
Global Tactical Allocation	11,910,484	485,422	(226,693)	258,729
Mid-Cap Value	9,103,420	997,134	(523,288)	473,846
Small-Cap Value	41,119,000	4,084,260	(2,577,289)	1,506,971
Strategic Growth	110,671,645	5,644,552	(1,903,252)	3,741,300

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding at the Quaker Funds' previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities, if any, are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, structured notes and warrants that do not trade on an exchange, OTC options and international equity securities, if any, are valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund's assets and liabilities:

QUAKER EVENT ARBITRAGE FUND

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,750,733	$36,264	$1,146,116	$25,933,113
Preferred Stocks	83,637	117,243	693,000	893,880
Structured Notes	-	3,647,507	-	3,647,507
Asset Backed Securities	-	196,869	-	196,869
Convertible Bonds	-	433,125	-	433,125
Corporate Bonds	-	3,458,995	527,782	3,986,777
Mortgage Backed Securities	-	260,260	-	260,260
Escrow Notes	-	-	0	0
Purchased Options	31,392	7,500	-	38,892
Investments Purchased with Proceeds from Securities Lending	5,356,892	-	-	5,356,892
Total Investments in Securities	$30,222,654	$8,157,763	$2,366,898	$40,747,315
Common Stocks sold short	$(582,593)	$-	$-	$(582,593)
Written Options	(77,270)	(52,313)	-	(129,583)
Total Investments in Securities sold short	$(659,863)	$(52,313)	$-	$(712,176)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$8,490,527	$-	$13,756	$8,504,283
Exchange Traded Funds	182,069	-	-	182,069
Investments Purchased with Proceeds from Securities Lending	3,482,861	-	-	3,482,861
Total Investments in Securities	$12,155,457	$-	$13,756	$12,169,213

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,767,642	$-	$-	$5,767,642
Real Estate Investment Trusts	1,002,595	-	-	1,002,595
Investments Purchased with Proceeds from Securities Lending	2,807,029	-	-	2,807,029
Total Investments in Securities	$9,577,266	$-	$-	$9,577,266

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,093,868	$-	$-	$30,093,868
Real Estate Investment Trusts	2,846,257	-	-	2,846,257
Closed End Mutual Funds	170,388	-	-	170,388
Investments Purchased with Proceeds from Securities Lending	9,515,458	-	-	9,515,458
Total Investments in Securities	$42,625,971	$-	$-	$42,625,971

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$82,769,520	$-	$382,335	$83,151,855
Exchange Traded Funds	1,852,096	-	-	1,852,096
Investments Purchased with Proceeds from Securities Lending	29,408,994	-	-	29,408,994
Total Investments in Securities	$114,030,610	$-	$382,335	$114,412,945

Refer to the Fund's Schedules of Investments for industry classifications.

Level 3 Reconciliation
The following is a reconciliation of Event Arbitrage's, Global Tactical Allocation's and Strategic Growth's Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

QUAKER EVENT ARBITRAGE FUND

				Realized	Net Unrealized appreciation	Amortized discounts/	Transfers in	Transfers out	Balance as of
	Balance as of
	June 30, 2015	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	March 31, 2016
Common Stocks	$2,360,386	$755,586	$(9,514)	$(2,525)	$(1,462,722)	$-	-	$(495,095)	$1,146,116
Preferred Stocks	813,000	-	-	-	(120,000)	-	-	-	693,000
Convertible Bonds	277,047	5,615	(100,000)	-	(108,285)	423	-	(74,800)	0
Corporate Bonds	738,396	-	(583,750)	-	371,705	1,466	-	(35)	527,782
Term Loan	511,054	-	(511,054)	-	-	-	-	-	-
Escrow Notes	0	-	-	-	-	-	-	-	0
	$4,699,883	$761,201	$(1,204,318)	$(2,525)	$(1,319,302)	$1,889	$-	$(569,930)	$2,366,898
Written Options	$(21,420)	$-	$-	$47,735	$(26,315)	$-	$-	$-	$-
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2016									$(499,093)

QUAKER GLOBAL TACTICAL ALLOCATION FUND

				Realized	Net Unrealized appreciation	Amortized discounts/	Transfers in	Transfers out	Balance as of
	Balance as of
	June 30, 2015	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	March 31, 2016
Common Stocks	$13,756	$-	$-	$-	$-	$-	$-	$-	$13,756
	$13,756	$-	$-	$-	$-	$-	$-	$-	$13,756
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2016									$-

QUAKER STRATEGIC GROWTH FUND

				Realized	Net Unrealized appreciation	Amortized discounts/	Transfers in	Transfers out	Balance as of
	Balance as of
	June 30, 2015	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	March 31, 2016
Common Stocks	$382,335	$-	$-	$-	$-	$-	$-	$-	$382,335
	$382,335	$-	$-	$-	$-	$-	$-	$-	$382,335
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2016									$-

Transfers are recognized at the end of the reporting period.
There have been no transfers in and out of Level 1 and Level 2 fair value measuerments as of March 31, 2016, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 2	$2,761,639	Due to a decrease of market activity.
Transfers out of Level 3 into Level 2	$74,835	Due to an increase of market activity.
Transfers out of Level 3 into Level 1	$495,095	Due to an increase of market activity.
Transfers out of Level 2 into Level 1	$244,032	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at March 31, 2016:

QUAKER EVENT ARBITRAGE FUND

	Fair Value at	Valuation	Unobservable
	March 31, 2016	Technique	Input
Common Stocks	$0	Profitability weighted expected return method	Uncertainty of any additional future payout
Common Stocks	15,000	Market approach	Last traded price of pre-conversion bonds
Common Stocks	1,089,206	Market approach	Last traded price adjusted by movement in index
Common Stocks	20,760	Market approach	Last traded price of non-restricted shares less a discount
Common Stocks	0	Market approach	Priced at zero, company stopped reporting financials and has stopped operations
Common Stocks	21,150	Market approach	Single broker quote since shares are not listed yet
Preferred Stocks	613,000	Market approach	Prior transaction cost
Preferred Stocks	80,000	Market approach	Single broker quote
Convertible Bonds	0	Profitability weighted expected return method	Uncertainty of any additional future payout
Corporate Bonds	0	Profitability weighted expected return method	Uncertainty of any additional future payout
Corporate Bonds	340,000	Market approach	Single broker quote
Corporate Bonds	187,782	Market approach	IDC price adjusted for recent payout distribution
Escrow Notes	0	Profitability weighted expected return method	Uncertainty of any additional future payout

QUAKER GLOBAL TACTICAL ALLOCATION FUND

	Fair Value at	Valuation	Unobservable
	March 31, 2016	Technique	Input
Common Stocks	$13,756	Market approach	Projected final distribution, discounted for lack of marketability

QUAKER STRATEGIC GROWTH FUND

	Fair Value at	Valuation	Unobservable
	March 31, 2016	Technique	Input
Common Stocks	$382,335	Market approach	Projected final distribution, discounted for lack of marketability

Disclosures about Derivative Instruments and Hedging Activities.

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at March 31, 2016 was as follows:

Quaker Event Arbitrage Fund

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$38,892	N/A	$-
Written Option Contracts	N/A	-	Schedule of Written Option Contracts	129,583
Total		$38,892		$129,583

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)         /s/Jeffry H. King, Sr.
    Jeffry H. King, Sr.,
    Chief Executive Officer

Date     May 13, 2016

By (Signature and Title)          /s/Laurie Keyes
    Laurie Keyes,
    Treasurer

Date     May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date     May 13, 2016

By (Signature and Title)      /s/Laurie Keyes
Laurie Keyes,
Treasurer

Date     May 13, 2016

* Print the name and title of each signing officer under his or her signature.